September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Skandia Advisor PlanSM NY
(File no. 33-44436)

ASAP2

(File no. 33-87010)

Advanced Series Advisor PlanSM III

(File no. 333-96577)

American Skandia Apex

(File no. 333-49478)

American Skandia XTra CreditSM

(File no. 33-62793)

American Skandia XTra CreditSM FOUR

(File no. 333-50954)

American Skandia LifeVest

(File no. 33-62933)

American Skandia Protector

(File no. 333-26685)

Advanced Series Advisors Choice 2000

(File no. 333-08853)

American Skandia Impact

(File no. 33-86866)

Advanced Series LifeVest II

(File no. 333-71672)

Advanced Series APEXSM II

(File no. 333-71654)

Advanced Series XTra CreditSM SIX

(File no. 333-71834)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual report for the period ending June 30, 2008 to contract owners.

In addition to information transmitted herewith, we incorporate by reference the semi-annual reports with respect to the following underlying mutual funds:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

Filer/Entity:	Wells Fargo Variable Trust
Registration No.:	811-09255
CIK No.:	0001081402
Accession No.:	0000935069-08-002152
Date of Filing:	09/03/08

Filer/Entity:	Evergreen Variable Annuity Trust /DE/
Registration No.:	811-08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

Filer/Entity:	First Defined Portfolio Fund, LLC
Registration No.:	811-09235
CIK No.:	0001076487
Accession No.:	0000935069-08-001910
Date of Filing:	08/27/08

Filer/Entity:	Rydex Variable Trust
Registration No.:	811-08821
CIK No.:	0001064046
Accession No.:	0000935069-08-002149
Date of Filing:	09/03/08

Filer/Entity:	ProFund Advisors, LLC
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

Filer/Entity: Nationwide Variable Insurance Trust

Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Stagecoach Advisor PlanSM III

(File no. 333-96577)

Stagecoach APEXSM II

(File no. 333-71654)

Stagecoach XTra CreditSM SIX

(File no. 333-71834)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

Filer/Entity:	Wells Fargo Variable Trust
Registration No.:	811-09255
CIK No.:	0001081402
Accession No.:	0000935069-08-002152
Date of Filing:	09/03/08

Filer/Entity:	Evergreen Variable Annuity Trust /DE/
Registration No.:	811-08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

Filer/Entity:	First Defined Portfolio Fund, LLC
Registration No.:	811-09235
CIK No.:	0001076487
Accession No.:	0000935069-08-001910
Date of Filing:	08/27/08

Filer/Entity:	ProFund Advisors, LLC
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

Filer/Entity:	Nationwide Variable Insurance Trust
Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:
OptimumSM
File no. 333-96577)
Optimum Four SM
(File no. 333-71654)
Optimum Plus SM
(File no. 333-71834)

________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity	Advanced Series Trust
Registration No.	811-05186
CIK No.	0000814679
Accession No.	0001193125-08-191128
Date of Filing	09/05/08

Filer/Entity	Evergreen Variable Annuity Trust /DE/
Registration No.	811-08716
CIK No.	0000928754
Accession No	0001133228-08-000570
Date of Filing	09/05/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague

C. Christopher Sprague

Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Stagecoach Variable Annuity Plus

(File no. 33-59993)

Stagecoach Extra Credit Variable Annuity

(File no. 33-62793)

Stagecoach Variable Annuity Flex

(File no. 33-62933)

Stagecoach Apex

(File no. 333-68714)

__________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Annuity Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Wells Fargo Variable Trust
Registration No.:	811-09255
CIK No.:	0001081402
Accession No.:	0000935069-08-002152
Date of Filing:	09/03/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

Filer/Entity: Nationwide Variable Insurance Trust

Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Skandia Advisor PlanSM II Premier

(File no. 33-87010)

American Skandia XTra CreditSM Premier

(File no. 33-62793)

American Skandia XTra CreditSM FOUR Premier

(File no. 333-50954)

American Skandia LifeVest Premier

(File no. 33-62933)

American Skandia LifeVestII Premier

(File no. 333-71672)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

Filer/Entity:	Wells Fargo Variable Trust
Registration No.:	811-09255
CIK No.:	0001081402
Accession No.:	0000935069-08-002152
Date of Filing:	09/03/08

Filer/Entity:	Evergreen Variable Annuity Trust /DE/

Registration No.:	811-08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

Filer/Entity:	First Defined Portfolio Fund, LLC
Registration No.:	811-09235
CIK No.:	0001076487
Accession No.:	0000935069-08-001910
Date of Filing:	08/27/08

Filer/Entity:	Rydex Variable Trust
Registration No.:	811-08821
CIK No.:	0001064046
Accession No.:	0000935069-08-002149
Date of Filing:	09/03/08

Filer/Entity:	ProFund Advisors, LLC
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

Filer/Entity:	Nationwide Variable Insurance Trust
Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

1000 F Street, N.E.

Washington, DC 20549

Re:	Evergreen Skandia Harvester Variable Annuity

(File no. 33-87010)

Evergreen Skandia Harvester XTra Credit

(File no. 33-62793)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Evergreen Variable Annuity Trust /DE/
Registration No.:	811-08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/08

Filer/Entity:	Davis Variable Account Fund Inc
Registration No.:	811-09293
CIK No.:	0001084060
Accession No.:	0001084060-08-000012
Date of Filing:	08/20/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague

C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Galaxy Variable Annuity
(File no. 33-88362)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Columbia Funds Variable Investment Trust
Registration No.:	811-05199
CIK No.:	0000815425
Accession No.:	0001104659-08-056062
Date of Filing:	08/29/08

Filer/Entity:	Columbia Funds Variable Investment Trust 1
Registration No.:	811-08481
CIK No.:	0001049787
Accession No.:	0001104659-08-056063
Date of Filing:	08/29/08

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Nationwide Variable Insurance Trust
Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague

Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Defined Investments Annuity
(File no. 33-86866)

________________________________________

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	First Defined Portfolio Fund, LLC
Registration No.:	811-09235
CIK No.:	0001076487
Accession No.:	0000935069-08-001910
Date of Filing:	08/27/08

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel

September 24, 2008

VIA EDGAR LINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Skandia variable adjustable immediate annuity
(File no. 333-91629)

American Skandia variable adjustable immediate annuity with optional guarantee

(File no. 333-91633

American Skandia variable adjustable immediate annuity

(File no. 333-93775)

Dear Commissioners:

          On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following semi-annual reports for the period ending June 30, 2008 to contract owners.

          In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios:

Filer/Entity:	Advanced Series Trust
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

Filer/Entity:	Prudential Series Fund
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

Filer/Entity:	Wells Fargo Variable Trust
Registration No.:	811-09255
CIK No.:	0001081402
Accession No.:	0000935069-08-002152
Date of Filing:	09/03/08

Filer/Entity:	Evergreen Variable Annuity Trust /DE/
Registration No.:	811-08716
CIK No.:	0000928754
Accession No.:	0001133228-08-000570
Date of Filing:	09/05/08

Filer/Entity:	INVESCO AIM Advisors, Inc.
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004706
Date of Filing:	08/25/08

Filer/Entity:	First Defined Portfolio Fund, LLC
Registration No.:	811-09235
CIK No.:	0001076487
Accession No.:	0000935069-08-001910
Date of Filing:	083/27/08

Filer/Entity:	Rydex Variable Trust
Registration No.:	811-08821
CIK No.:	0001064046
Accession No.:	0000935069-08-002149
Date of Filing:	09/03/08

Filer/Entity:	ProFund Advisors LLC
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

Filer/Entity:	Nationwide Variable Insurance Trust
Registration No.:	811-03213
CIK No.:	0000353905
Accession No.:	0000893220-08-002534
Date of Filing:	09/08/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague
Vice President, Corporate Counsel